Investment in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Investment in Master Trust	Investment in Master Trust
All investments of the Master Trust are held by The Northern Trust Company ("Trustee"), the trustee of the Master Trust. Each participating plan’s interest in the Master Trust is based on account balances of the members and their elected investment fund options. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought, sold, and held during the year.

Summarized financial information of the Master Trust is presented below:

	December 31, 2025	Plan's	December 31, 2024	Plan's
(Dollars in Thousands)		Interest		Interest
Assets
Accrued income	$319	$122	$296	$113

Due from brokers for securities sold	—	—	31	12

Investments, at fair value:
CSX Common Stock	884,518	586,653	852,648	561,896
Mutual Funds (a)	281,508	129,494	252,656	113,695
Common Collective Trusts (a)	1,355,365	644,707	1,191,312	555,175
Other Common Stock (a)	401,197	148,593	377,315	136,846
Total investments, at fair value	2,922,588	1,509,447	2,673,931	1,367,612

Stable Value Fund, at contract value:	309,923	111,573	331,455	119,323

Total Assets	$3,232,830	$1,621,142	$3,005,713	$1,487,060

Liabilities
Due to brokers for securities purchased	$—	$—	$26	$8
Total Liabilities	$—	$—	$26	$8

Total Master Trust Net Assets	$3,232,830	$1,621,142	$3,005,687	$1,487,052
Plan’s Percentage of Investment in the Master Trust’s Net Assets		50%		49%
(a) In the prior year financial statements, certain investments were previously listed as Mutual Funds and Other Common Stock. Upon further analysis, these investments better fit into the description of Common Collective Trusts. In 2025, the Plan revised its classification. To be consistent with the current year presentation, the 2024 presentation has been adjusted accordingly as the adjustments were deemed not material.

    The Master Trust has investments with Vontobel Collective International Equity Fund and Morgan Stanley International Equity Trust that do not have readily determinable fair values and qualify for the net asset value ("NAV") practical expedient and are included as Common Collective Trusts in the table above. See additional Note 8 fair value disclosures. The Fair Value Measurements Topic in the ASC requires the Plan to disclose the significant investment strategies of such investments.
NOTE 3.                      Investment in Master Trust, continued

    The Vontobel Collective International Equity Fund seeks to achieve returns through the effect of compounded earnings and stock price returns by identifying high-quality companies that can grow earnings faster than the market on a sustainable basis. The fund invests primarily in common stocks or other equity securities of international companies with a market price below the estimate of their fundamental value. There are currently no redemption restrictions on this investment..

    The Morgan Stanley International Equity Trust seeks capital growth through a diversified portfolio of international equity securities. This fund uses a portfolio of international stocks and foreign currencies to achieve its investment objective. Portfolio adjustments may also be made to ensure adequate geographic and industrial diversification. There are currently no redemption restrictions on this investment.

    Investment income and expenses, other than those related to CSX common stock, are allocated to each plan in a pro-rata fashion based on the member’s average daily investment balances. Investment income and expenses related to CSX common stock are allocated based on actual shares held. Investment gain for the Master Trust for 2025 was as follows:

(Dollars in Thousands)
Net increase in the fair value of investments:	$371,875
Interest, dividend, and other income	30,121
Total investment gain for the Master Trust	$401,996

Plan's investment gain in the Master Trust	$203,806

Plan's percentage of investment gain from the Master Trust	51%